Revenue - Additional Information 1 (Detail) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01 $ in Millions	Dec. 31, 2018 USD ($)
Revenue [Line Items]
Remaining performance obligations recognition period	3 years
Revenue expected to be recognized, amount	$ 793.9